Consolidated balance sheets (USD $)	Nov. 30, 2012	Nov. 30, 2011
Current
Cash and cash equivalents	$ 497,016	$ 4,817,088
Accounts receivable	2,778	3,383
Investment tax credits	301,932	349,861
Prepaid expenses, sundry and other assets	137,449	124,982
	939,175	5,295,314
Property and equipment, net (Note 4)	1,535,703	951,914
	2,474,878	6,247,228
Current
Accounts payable	512,360	554,210
Accrued liabilities (Note 5)	224,797	436,154
Employee costs payable (Note 7)	663,222	736,073
Current portion of capital lease obligations (Note 8)	51,524	43,383
Due to related parties (Note 6)	783,717	757,126
	2,235,620	2,526,946
Deferred revenue		107,091
Capital lease obligations (Note 8)	46,242	95,206
Warrant liability (Note 13)	1,960,893	6,611,015
	4,242,755	9,340,258
Authorized
Unlimited common shares without par value (in Shares)
Unlimited preference shares (in Shares)
Issued and outstanding
17,906,937 common shares (2011 - 15,908,444)	147,152	147,152
Additional paid-in capital	28,409,665	20,822,672
Accumulated other comprehensive loss	(240,010)	(115,035)
Accumulated deficit	(30,084,684)	(23,947,819)
	(1,767,877)	(3,093,030)
Contingencies (Note 15)
	$ 2,474,878	$ 6,247,228